Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 14,802,000	$ 23,443,000
Short-term investments		1,997,000	12,917,000
Prepaid expenses and other current assets		2,618,000	1,681,000
Deferred financing costs, current		1,776,000
Total current assets		21,193,000	38,041,000
Property and equipment, net		150,000	245,000
Right-of-use assets		100,000	483,000
Deferred financing costs, non-current		1,036,000
Other assets		376,000	327,000
Total assets		22,855,000	39,096,000
Current liabilities:
Accounts payable		5,343,000	4,487,000
Accrued liabilities		5,359,000	8,488,000
Deferred revenue		5,659,000	3,610,000
Lease liabilities, current portion		106,000	369,000
Total current liabilities		16,467,000	16,954,000
Derivative warrant liabilities		11,000
Lease liabilities, less current portion		0	141,000
Total liabilities		16,478,000	17,095,000
Commitment and contingencies (Note 10)
Stockholders' equity:
Common Stock	[1]	2,000	2,000
Additional paid-in capital		183,168,000	166,727,000
Accumulated deficit		(176,793,000)	(144,724,000)
Accumulated other comprehensive loss		0	(4,000)
Total stockholders' equity		6,377,000	22,001,000
Total liabilities and stockholders' equity		$ 22,855,000	$ 39,096,000

[1]	The balance sheet as of December 31, 2021 presented above reflects the retrospective application of recapitalization as if the Transaction had occurred on January 1, 2021. See Note 1, 3, and 7.